Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Commercialization revenue received	$ 6,121	$ 7,676	$ 4,359
Upfront and milestone payments received		17,500	26,409
Government grants and tax incentives received	68	1,577	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(106,920)	(77,710)	(86,294)
Interest received	17	546	726
Interest and other costs of finance paid	(5,932)	(5,947)	(4,641)
Income taxes paid	(35)	(7)	(3)
Net cash (outflows) in operating activities	(106,681)	(56,365)	(57,790)
Cash flows from investing activities
Investment in fixed assets	(1,647)	(2,096)	(279)
Payments for contingent consideration		(1,027)	(721)
Payments for licenses		(150)
Net cash (outflows) in investing activities	(1,647)	(3,273)	(1,000)
Cash flows from financing activities
Proceeds from borrowings		512	43,572
Repayment of borrowings		(512)
Payments of transaction costs from borrowings	(13)		(1,614)
Proceeds from issue of shares	106,268	144,946	30,258
Proceeds from issue of warrants	12,969
Payments for share issue costs	(1,827)	(6,277)	(608)
Payments for lease liabilities	(2,931)	(1,625)
Net cash inflows by financing activities	114,466	137,044	71,608
Net increase in cash and cash equivalents	6,138	77,406	12,818
Cash and cash equivalents at beginning of period	129,328	50,426	37,763
FX gain/(losses) on the translation of foreign bank accounts	1,415	1,496	(155)
Cash and cash equivalents at end of period	$ 136,881	$ 129,328	$ 50,426